SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of the Company's share option activity under 2006 Option Plan and 2007 Incentive Plan
The following tables summarize the Group’s share option activity under the 2006 Option Plan and 2007 Incentive Plan:

			Weighted-
		Weighted-	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	life	value
		($)	(Years)	($)

Outstanding, January 1, 2016	2,420,050	1.78	2.22	-
Forfeited	(1,291,450)	1.53
Expired	(716,400)	2.39		-

Outstanding, December 31, 2016	412,200	1.48	2.64	-

Vested and expected to be vested at December 31, 2016	412,200	1.48	2.64	-

Exercisable at December 31, 2016	412,200	1.48	2.64	-

Summary of the Company's RSU activity under 2007 Incentive Plan
The following table summarized the Group’s RSU activity under the 2007 Incentive Plan:

		Weighted- average
		grant date fair
	Number of RSUs	value
		($)

Unvested, January 1, 2016	52,065	18.19

Granted	29,358	17.62
Vested	(32,970)	11.80
Forfeited	(7,565)	18.03

Unvested, December 31, 2016	40,888	18.57

Schedule of total compensation expense relating to share options and RSUs recognized
Total compensation expense relating to share options and RSUs recognized for the year ended December 31, 2015 and 2016 is as follows:

in millions of $	For the year ended December 31,
	2014	2015	2016

Cost of revenues	-	0.2	0.2
Selling expenses	-	0.1	0.0
General and administrative expenses	-	0.3	0.3
Research and development expenses	-	0.1	0.1

	-	0.7	0.6